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                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                    PROSPECTUS SUPPLEMENT DATED MARCH 7, 2006
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  This supplement updates the following Prospectuses dated December 30, 2005:

   First American Income Funds Class A, Class B and Class C Shares Prospectus
             First American Income Funds Class R Shares Prospectus
             First American Income Funds Class Y Shares Prospectus
     Selected First American Funds Class A Shares Prospectus (as previously supplemented February 22, 2006)

For Class A, B, C, R, and Y shares, this supplement, any previous supplement, and the applicable Prospectus dated December 30, 2005 together constitute a current Prospectus. To request a copy of a Prospectus, please call 800-677-FUND.

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Information regarding the portfolio managers primarily responsible for the management of High Income Bond Fund, which is set forth in each Prospectus under the heading "Additional Information--Management--Portfolio Management," is replaced by the following:

High Income Bond Fund. Douglas P. Hedberg has served as the primary portfolio manager for the fund since August 2001. John T. Fruit and Gregory A. Hanson have co-managed the fund since November 2005 and March 2006, respectively.

The portfolio managers' biographies set forth in each Prospectus under the heading "Additional Information--Management--Portfolio Manager Biographies" are supplemented by removing the biography for Philip A. Melville and adding the following:

Gregory A. Hanson, CFA, Head of Taxable Fixed-Income Research, joined U.S. Bancorp Asset Management in 1997. Prior to that, he was a senior portfolio manager at Washington Square Advisers. Mr. Hanson has 29 years of financial industry experience, including 23 years in portfolio management.




IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.


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                                                                   PM-INCOME-STK